HISTORICAL LOSS AND LAE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2012
HISTORICAL LOSS AND LAE DEVELOPMENT
Schedule of reconciliation of unpaid losses and settlement expenses (LAE)

(in thousands)	2012	2011	2010
Unpaid losses and LAE at beginning of year:
Gross	$1,150,714	$1,173,943	$1,146,460
Ceded	(353,805)	(354,163)	(336,392)
Net	$796,909	$819,780	$810,068
Unpaid losses and LAE:
CBIC-Acquisition Date:
April 28, 2011
Gross	$—	$72,387	$—
Ceded	—	(18,881)	—
Net	$—	$53,506	$—
Increase (decrease) in incurred losses and LAE:
Current accident year	$336,228	$310,145	$284,575
Prior accident years	(64,583)	(110,061)	(83,243)
Total incurred	$271,645	$200,084	$201,332
Loss and LAE payments for claims incurred:
Current accident year	$(69,785)	$(89,924)	$(43,945)
Prior accident year	(200,170)	(186,537)	(147,675)
Total paid	$(269,955)	$(276,461)	$(191,620)
Net unpaid losses and LAE at end of year	$798,599	$796,909	$819,780
Unpaid losses and LAE at end of year:
Gross	$1,158,483	$1,150,714	$1,173,943
Ceded	(359,884)	(353,805)	(354,163)
Net	$798,599	$796,909	$819,780

Schedule of prior accident years' loss reserve development by segment
(in thousands)	2012	2011	2010
Casualty	$(40,449)	$(83,892)	$(64,602)
Property	(16,800)	(18,453)	(8,271)
Surety	(7,334)	(7,716)	(10,370)
Total	$(64,583)	$(110,061)	$(83,243)

Schedule of paid and unpaid environmental, asbestos and mass tort claims data (including incurred but not reported losses)

(in thousands)	2012	2011	2010
LOSS AND LAE PAYMENTS (CUMULATIVE)
Gross	$102,222	$91,079	$86,453
Ceded	(57,345)	(48,039)	(43,015)
Net	$44,877	$43,040	$43,438
UNPAID LOSSES AND LAE AT END OF YEAR
Gross	$50,353	$66,429	$72,243
Ceded	(16,733)	(31,633)	(36,895)
Net	$33,620	$34,796	$35,348